Allowance for Credit Losses	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Allowance for Credit Losses

6. Allowance for credit losses

The Company has exposure to credit losses for financial assets, including settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the six months ended June 30, 2024:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2023	$5,240	$5,197	$11,650	$22,087
Credit loss expense	12,208	551	1,967	14,726
Recoveries	2,848	1,294	-	4,142
Write-Offs	(14,445)	(2,420)	(3,160)	(20,025)
Other (1)	(174)	(288)	(20)	(482)
Balance as of June 30, 2024	$5,677	$4,334	$10,437	$20,448

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries from freestanding credit enhancements related to Settlement receivables, net, were $48 and $337 for the three and six months ended June 30, 2024, respectively, and $223 and $677 for the three and six months ended June 30, 2023, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive (loss) / income.

Credit loss expense for the three months ended June 30, 2024 and 2023 was $5,967 and $5,095, respectively and for the six months ended June 30, 2024 and 2023 were $14,726 and $8,564, respectively. The increase in credit loss expense was partially due to increased volume of transactions in the Merchant Solutions segment and an increase in aged accounts. Write-offs for the three months ended June 30, 2024 and 2023 were $8,836 and $7,855, respectively and for the six months ended June 30, 2024 and 2023 were $20,025 and $15,169, respectively. Including recoveries, write offs were comparable period over period.